RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Counterparty Credit Risk (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Concentration Risk [Line Items]
Financing receivable, recorded investment, past due	CAD 0
Provision for other credit losses	0
Customer Concentration Risk
Concentration Risk [Line Items]
Credit risk concentration	CAD 0	CAD 200	$ 149